FORM 13F HOLDINGS REPORT

13F-HR
04/20/04
FRANCIS M. REPS
0001073402
7j@eeabd
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: March 31, 2004



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	P.O. Box  5727, Bellingham, WA 98227-5727

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    April 20, 2004

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$130,206,480.00




NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


ENERPLUS RESOURCES     COM            29274D604       27551   940000   SH	SOLE	       940000
NEWMONT MINING		COM		651639106	 16133   346000   SH 	SOLE	       346000
PENGROWTH ENERGY TR	COM		 70690210	  5069	 370000   SH	SOLE	       370000
PERMIAN BASIN		COM		714236106	 33862  3750000	  SH	SOLE	      3750000
SAN JUAN ROYALTY TRUST	COM		798241105	 47589  2370000	   SH	SOLE	      2370000










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